MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity securities available-for-sale
Unrealized gain (loss) recorded in other comprehensive income								$ 1,808	$ (213)
Fair value							$ 13,853	8,428	13,853	$ 0
Shares received in transaction	1
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities								(7,233)	(9,369)
Dividends [Domain]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired								$ 0	10,632
Golden Ocean [Member]
Schedule of Equity Method Investments [Line Items]
Stock dividends, shares		75,400,000
Equity securities available-for-sale
Shares received		2,114,129			51,498			1,270,657
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities				$ (2,400)			$ (9,400)
Ship Finance International Limited [Member]
Equity securities available-for-sale
Shares received								73,383
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Stock dividends, shares			4,100,000
Equity securities available-for-sale
Shares received			112,715					442,384
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities						$ (4,900)
Reverse acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired								$ 0	$ 12,803
Dividends [Domain] | Golden Ocean [Member]
Equity securities available-for-sale
Shares received in transaction		4,187,667
Dividends [Domain] | Avance Gas [Member]
Equity securities available-for-sale
Shares received in transaction		329,669